UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                    ---------------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1960
             (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000)
                                                    ---------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 4/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2005
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                  ANNUAL REPORT AND SHAREHOLDER LETTER | SECTOR
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                FRANKLIN REAL ESTATE                   Eligible shareholders can
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                                                       See inside for details.
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                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, it offers investors the broadest global reach in the industry with offices in over 25 countries.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.



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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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Not part of the annual report

                               Contents


SHAREHOLDER LETTER.................  1

ANNUAL REPORT

Franklin Real Estate Securities
Fund ..............................  4

Performance Summary ...............  8

Your Fund's Expenses............... 13

Financial Highlights and
Statement of Investments .......... 15

Financial Statements .............. 21

Notes to Financial Statements ..... 25

Report of Independent Registered
Public Accounting Firm............. 34

Tax Designation.................... 35

Board Members and Officers......... 36

Shareholder Information............ 41

--------------------------------------------------------------------------------

Annual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including equity real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.1


--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 4/30/05


[PIE CHART OMITTED]

Real Estate Investment Trusts ................  72.8%
Real Estate Development ......................   7.7%
Finance, Rental & Leasing ....................   4.7%
Financial Conglomerates ......................   1.4%
Short-Investments and Other Net Assets .......  13.4%
--------------------------------------------------------------------------------

This annual report for Franklin Real Estate Securities Fund covers the fiscal year ended April 30, 2005.


PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A posted a +36.07% cumulative total return for the year under review. The Fund slightly underperformed its narrow benchmark, the Dow Jones Wilshire Real Estate Securities Index,



--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


4 |  Annual Report
which returned 37.03%. On the other hand, the Fund far outpaced its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 6.33% for the same period.2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.


ECONOMIC AND MARKET OVERVIEW

During the 12 months ended April 30, 2005, domestic economic expansion showed staying power across most industries, sectors and regions. Gross domestic product (GDP) rose at an annualized 3.8% rate in fourth quarter 2004 and an annualized 3.5% in first quarter 2005, benefiting from greater business investment, sizable inventory buildup and consumer spending. Although booming demand for imported goods and materials fueled the trade gap, U.S. dollar depreciation supported manufacturing activity and made U.S. exports more competitive in the global market.

The labor market firmed as employment increased and the unemployment rate dropped from 5.5% to 5.2% during the reporting period.3 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. High energy prices cooled consumer sentiment. Although core retail sales generally held strong, they weakened toward period-end. Oil prices hit a new high of $57.27 on April 1 before declining to $49.72 on April 30.4

The Federal Reserve Board raised the federal funds target rate from 1.00% to 2.75% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Inflation remained relatively contained for the 12 months ended April 30, 2005, as measured by the 2.2% rise for the core Consumer Price Index, which excludes volatile food and energy costs. Pricing pressures were somewhat eased by continued competition, globalization and offshoring, as many companies held back in passing along higher commodity and energy costs to consumers.

Despite a generally strong economy and improving corporate fundamentals, investors faced a stock market influenced partly by rising inflation, the fluctuating dollar and interest rate hikes during the period. Corporate profits



2. Source: Standard & Poor's Micropal. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Source: Bureau of Labor Statistics.
4. Source: Bloomberg Energy/Commodity Service.



                                                               Annual Report | 5
rebounded and dividend payments surged to a record level, with U.S. companies paying out $181 billion in 2004.5 The pace of initial public offerings (IPOs) remained strong through much of the reporting period, supporting investor confidence. The blue chip stocks of the Dow Jones Industrial Average gained 1.84% for the period under review, while the broader S&P 500 rose 6.33%, and the technology-heavy NASDAQ Composite Index increased 0.66%.6

Real estate markets were buoyant during the Fund's fiscal year, as capital continued to flow into the sector. Real estate was attractive primarily due to its historically stable growth and cash flow profile compared with the broader stock and bond markets. Furthermore, capital from banks and other lenders was readily available, helping private investors obtain financing for their real estate investments.


INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.


MANAGER'S DISCUSSION

During the year under review, three real estate investment trusts proved to be our best performers in terms of absolute and relative total returns. Rouse had the largest positive impact on the Fund's performance. In August 2004, Rouse (sold by period-end) was acquired at a 33% premium to its stock price, which helped drive the Fund's performance versus the benchmark Dow Jones Wilshire Real Estate Securities Index (Index). Vornado Realty Trust had the second largest positive contribution to Fund returns, as the company delivered excellent core results while also participating in the consolidation of retailers such as Sears and Toys R Us. Macerich also had a significant positive contribution as the company's retail properties performed well during the period.



5. Source: Standard & Poor's, "2005 Buybacks Soar to Record Levels, Says S&P," standardandpoors.com, 4/7/05.
6. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all international domestic and common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


6 |  Annual Report

Despite the Fund's excellent results, there were a few detractors to our overall results. For example, our holding in mortgage financier Fannie Mae had a negative impact on performance based largely on widespread investor concerns regarding the legitimacy and quality of the company's regulatory and accounting methods, issues which surfaced during the year following a government- sponsored investigation. Consistent with our strategy, we continued to hold Fannie Mae stock at period-end, based on our belief that the company's franchise should remain intact and that growth should resume pending settlement of the current regulatory and accounting issues.

The Fund sold its position in Starwood Hotels & Resorts Worldwide during the fiscal year, as we felt the stock had become fully valued. Starwood shares continued to increase in value after the sale, so that not owning the stock negatively impacted Fund performance versus the Index.

The Fund's holding in Trustreet Properties was a relatively weak performer during the past year. While the stock delivered a positive total return it lagged its peers by a significant margin, as its earnings growth was fairly weak. The Fund no longer holds this security.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.


[PHOTO OF ALEX W. PETERS OMITTED]
/S/ALEX W. PETERS

Alex W. Peters, CFA
Portfolio Manager
Franklin Real Estate Securities Fund




THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


TOP 10 HOLDINGS
4/30/05
----------------------------------------
  COMPANY                     % OF TOTAL
  SECTOR/INDUSTRY             NET ASSETS
----------------------------------------
  General Growth Properties Inc.    4.6%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  The Macerich Co.                  4.1%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  Equity Residential                3.2%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  The St. Joe Co.                   3.1%
   REAL ESTATE DEVELOPMENT
----------------------------------------
  Simon Property Group Inc.         3.1%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  ProLogis                          3.0%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  Vornado Realty Trust              3.0%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  iStar Financial Inc.              2.8%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------
  Forest City Enterprises Inc., A   2.7%
   REAL ESTATE DEVELOPMENT
----------------------------------------
  Public Storage Inc.               2.3%
   REAL ESTATE INVESTMENT TRUSTS
----------------------------------------


                                                               Annual Report | 7

Performance Summary as of 4/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
------------------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: FREEX)                                  CHANGE           4/30/05          4/30/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$5.36            $25.99           $20.63
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5334
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $1.4823
------------------------------------------------------------------------------------------------------
         TOTAL                          $2.0157
------------------------------------------------------------------------------------------------------
  CLASS B (SYMBOL: FBREX)                                  CHANGE           4/30/05          4/30/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$5.32            $25.77           $20.45
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3364
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $1.4823
------------------------------------------------------------------------------------------------------
         TOTAL                          $1.8187
------------------------------------------------------------------------------------------------------
  CLASS C (SYMBOL: FRRSX)                                  CHANGE           4/30/05          4/30/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$5.29            $25.66           $20.37
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3298
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $1.4823
------------------------------------------------------------------------------------------------------
         TOTAL                          $1.8121
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS (SYMBOL: FRLAX)                            CHANGE           4/30/05          4/30/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$5.38            $26.06           $20.68
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5943
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $1.4823
------------------------------------------------------------------------------------------------------
         TOTAL                          $2.0766
------------------------------------------------------------------------------------------------------

Franklin Real Estate Securities Fund paid distributions derived from long-term capital gains of $1.4823 per share in December 2004. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).


8 |  Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +36.07%          +135.69%         +288.89%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +28.23%           +17.30%          +13.87%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,823           $22,208          $36,638
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4                    +5.97%           +17.91%          +13.41%
------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +35.12%          +127.22%         +132.30%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +31.12%           +17.63%          +14.25%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $13,112           $22,522          $23,230
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4                    +7.64%           +18.24%          +13.75%
------------------------------------------------------------------------------------------------------
  CLASS C                               1-YEAR          5-YEAR          10-YEAR    INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +35.07%        +127.11%          +260.78%         +260.78%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2        +34.07%         +17.83%           +13.69%          +13.69%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $13,407         $22,711           $36,078          $36,078
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4   +10.61%         +18.43%              N/A           +13.38%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                                       1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +36.46%          +138.74%         +304.38%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +36.46%           +19.01%          +15.00%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $13,646           $23,874          $40,438
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4                   +12.79%           +19.62%          +14.53%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/95-4/30/05)

[LINE CHART]

              Franklin Real Estate                          Dow Jones Wilshire
              Securities Fund            S&P 500 6          Real Estate Index 6
5/1/95        $9,421                     $10,000            $10,000
5/31/95       $9,786                     $10,399            $10,331
6/30/95       $9,955                     $10,640            $10,511
7/31/95       $10,178                    $10,993            $10,680
8/31/95       $10,401                    $11,020            $10,810
9/30/95       $10,686                    $11,485            $11,009
10/31/95      $10,472                    $11,444            $10,668
11/30/95      $10,632                    $11,946            $10,779
12/31/95      $11,215                    $12,176            $11,404
1/31/96       $11,502                    $12,590            $11,561
2/29/96       $11,650                    $12,707            $11,790
3/31/96       $11,669                    $12,829            $11,886
4/30/96       $11,706                    $13,018            $11,939
5/31/96       $11,984                    $13,354            $12,206
6/30/96       $12,104                    $13,404            $12,450
7/31/96       $12,039                    $12,813            $12,339
8/31/96       $12,604                    $13,083            $12,863
9/30/96       $12,975                    $13,819            $13,185
10/31/96      $13,234                    $14,200            $13,542
11/30/96      $13,651                    $15,272            $14,104
12/31/96      $14,860                    $14,970            $15,609
1/31/97       $15,051                    $15,905            $15,832
2/28/97       $15,032                    $16,029            $15,842
3/31/97       $15,128                    $15,372            $15,896
4/30/97       $14,746                    $16,289            $15,382
5/31/97       $15,271                    $17,280            $15,841
6/30/97       $15,949                    $18,054            $16,626
7/31/97       $16,360                    $19,489            $17,173
8/31/97       $16,302                    $18,398            $17,046
9/30/97       $17,783                    $19,405            $18,727
10/31/97      $17,162                    $18,758            $17,931
11/30/97      $17,515                    $19,626            $18,291
12/31/97      $17,818                    $19,962            $18,699
1/31/98       $17,631                    $20,183            $18,436
2/28/98       $17,483                    $21,638            $18,200
3/31/98       $17,887                    $22,745            $18,558
4/30/98       $17,394                    $22,974            $17,974
5/31/98       $17,237                    $22,579            $17,801
6/30/98       $17,050                    $23,496            $17,707
7/31/98       $15,917                    $23,246            $16,474
8/31/98       $14,361                    $19,889            $14,763
9/30/98       $15,119                    $21,163            $15,589
10/31/98      $15,021                    $22,883            $15,376
11/30/98      $15,208                    $24,269            $15,665
12/31/98      $15,082                    $25,667            $15,441
1/31/99       $14,597                    $26,740            $15,107
2/28/99       $14,418                    $25,909            $14,987
3/31/99       $14,397                    $26,945            $14,906
4/30/99       $15,987                    $27,988            $16,494
5/31/99       $16,187                    $27,329            $16,774
6/30/99       $15,924                    $28,844            $16,490
7/31/99       $15,197                    $27,945            $15,859
8/31/99       $14,924                    $27,806            $15,621
9/30/99       $14,334                    $27,045            $14,917
10/31/99      $14,007                    $28,756            $14,640
11/30/99      $13,691                    $29,340            $14,409
12/31/99      $14,232                    $31,067            $14,951
1/31/00       $14,210                    $29,506            $15,013
2/29/00       $13,909                    $28,949            $14,726
3/31/00       $14,592                    $31,779            $15,370
4/30/00       $15,545                    $30,823            $16,466
5/31/00       $15,892                    $30,192            $16,662
6/30/00       $16,657                    $30,937            $17,224
7/31/00       $18,099                    $30,453            $18,770
8/31/00       $17,486                    $32,344            $18,095
9/30/00       $17,966                    $30,637            $18,682
10/31/00      $17,276                    $30,507            $17,870
11/30/00      $17,425                    $28,103            $18,272
12/31/00      $18,621                    $28,241            $19,542
1/31/01       $18,996                    $29,243            $19,737
2/28/01       $18,668                    $26,578            $19,326
3/31/01       $18,557                    $24,895            $19,341
4/30/01       $19,025                    $26,828            $19,803
5/31/01       $18,932                    $27,008            $20,356
6/30/01       $19,866                    $26,351            $21,449
7/31/01       $19,369                    $26,092            $21,021
8/31/01       $19,795                    $24,460            $21,755
9/30/01       $18,762                    $22,485            $20,465
10/31/01      $18,069                    $22,914            $19,700
11/30/01      $19,396                    $24,671            $20,976
12/31/01      $20,044                    $24,887            $21,584
1/31/02       $20,032                    $24,524            $21,677
2/28/02       $20,506                    $24,051            $22,174
3/31/02       $21,729                    $24,956            $23,539
4/30/02       $22,021                    $23,444            $23,683
5/31/02       $22,264                    $23,271            $23,922
6/30/02       $22,667                    $21,614            $24,413
7/31/02       $21,388                    $19,930            $22,900
8/31/02       $21,375                    $20,060            $22,910
9/30/02       $20,399                    $17,882            $21,899
10/31/02      $19,479                    $19,455            $20,809
11/30/02      $20,163                    $20,599            $21,839
12/31/02      $20,384                    $19,389            $22,158
1/31/03       $19,841                    $18,882            $21,510
2/28/03       $20,195                    $18,598            $21,827
3/31/03       $20,569                    $18,777            $22,382
4/30/03       $21,467                    $20,325            $23,323
5/31/03       $22,922                    $21,394            $24,661
6/30/03       $23,707                    $21,668            $25,142
7/31/03       $24,626                    $22,050            $26,601
8/31/03       $24,818                    $22,479            $26,886
9/30/03       $25,573                    $22,241            $27,792
10/31/03      $26,075                    $23,499            $28,215
11/30/03      $27,247                    $23,705            $29,438
12/31/03      $28,057                    $24,947            $30,374
1/31/04       $29,101                    $25,405            $31,505
2/29/04       $29,910                    $25,758            $32,153
3/31/04       $31,365                    $25,370            $34,053
4/30/04       $26,927                    $24,972            $29,326
5/31/04       $28,585                    $25,314            $31,549
6/30/04       $29,488                    $25,806            $32,487
7/31/04       $29,791                    $24,952            $32,682
8/31/04       $32,070                    $25,052            $35,228
9/30/04       $32,303                    $25,323            $35,160
10/31/04      $33,931                    $25,710            $37,057
11/30/04      $35,267                    $26,750            $38,807
12/31/04      $37,071                    $27,660            $40,947
1/31/05       $34,904                    $26,986            $37,588
2/28/05       $35,791                    $27,553            $38,733
3/31/05       $35,270                    $27,066            $38,315
4/30/05       $36,638                    $26,553            $40,187


AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS A                     4/30/05
---------------------------------------
  1-Year                      +28.23%
---------------------------------------
  5-Year                      +17.30%
---------------------------------------
  10-Year                     +13.87%
---------------------------------------


CLASS B (1/1/99-4/30/05)
[LINE CHART]

              Franklin Real Estate                        Dow Jones Wilshire
              Securities Fund            S&P 500 6        Real Estate Index 6
1/1/99        $10,000                    $10,000          $10,000
1/31/99       $9,679                     $10,418          $9,784
2/28/99       $9,553                     $10,094          $9,706
3/31/99       $9,539                     $10,498          $9,654
4/30/99       $10,587                    $10,905          $10,682
5/31/99       $10,712                    $10,647          $10,863
6/30/99       $10,531                    $11,238          $10,680
7/31/99       $10,049                    $10,887          $10,271
8/31/99       $9,860                     $10,834          $10,117
9/30/99       $9,462                     $10,537          $9,661
10/31/99      $9,246                     $11,203          $9,481
11/30/99      $9,029                     $11,431          $9,332
12/31/99      $9,375                     $12,104          $9,683
1/31/00       $9,360                     $11,496          $9,723
2/29/00       $9,153                     $11,279          $9,537
3/31/00       $9,594                     $12,381          $9,954
4/30/00       $10,224                    $12,009          $10,664
5/31/00       $10,438                    $11,763          $10,791
6/30/00       $10,941                    $12,053          $11,155
7/31/00       $11,878                    $11,865          $12,156
8/31/00       $11,473                    $12,601          $11,719
9/30/00       $11,780                    $11,936          $12,099
10/31/00      $11,318                    $11,886          $11,573
11/30/00      $11,409                    $10,949          $11,834
12/31/00      $12,185                    $11,003          $12,656
1/31/01       $12,423                    $11,393          $12,782
2/28/01       $12,200                    $10,355          $12,516
3/31/01       $12,123                    $9,699           $12,526
4/30/01       $12,423                    $10,453          $12,825
5/31/01       $12,346                    $10,523          $13,183
6/30/01       $12,957                    $10,267          $13,891
7/31/01       $12,624                    $10,166          $13,614
8/31/01       $12,887                    $9,530           $14,089
9/30/01       $12,205                    $8,760           $13,254
10/31/01      $11,752                    $8,927           $12,758
11/30/01      $12,604                    $9,612           $13,585
12/31/01      $13,022                    $9,696           $13,978
1/31/02       $13,006                    $9,555           $14,039
2/28/02       $13,307                    $9,371           $14,361
3/31/02       $14,083                    $9,723           $15,245
4/30/02       $14,273                    $9,134           $15,338
5/31/02       $14,416                    $9,067           $15,493
6/30/02       $14,671                    $8,421           $15,811
7/31/02       $13,839                    $7,765           $14,831
8/31/02       $13,823                    $7,816           $14,838
9/30/02       $13,182                    $6,967           $14,182
10/31/02      $12,584                    $7,580           $13,477
11/30/02      $13,012                    $8,025           $14,144
12/31/02      $13,152                    $7,554           $14,350
1/31/03       $12,783                    $7,357           $13,930
2/28/03       $13,013                    $7,246           $14,136
3/31/03       $13,234                    $7,316           $14,495
4/30/03       $13,816                    $7,919           $15,105
5/31/03       $14,743                    $8,335           $15,971
6/30/03       $15,234                    $8,442           $16,283
7/31/03       $15,812                    $8,591           $17,227
8/31/03       $15,928                    $8,758           $17,412
9/30/03       $16,404                    $8,665           $17,999
10/31/03      $16,711                    $9,155           $18,273
11/30/03      $17,451                    $9,236           $19,065
12/31/03      $17,957                    $9,720           $19,671
1/31/04       $18,612                    $9,898           $20,404
2/29/04       $19,117                    $10,036          $20,823
3/31/04       $20,033                    $9,884           $22,054
4/30/04       $17,192                    $9,729           $18,993
5/31/04       $18,234                    $9,863           $20,432
6/30/04       $18,801                    $10,054          $21,040
7/31/04       $18,987                    $9,722           $21,166
8/31/04       $20,425                    $9,761           $22,814
9/30/04       $20,562                    $9,866           $22,771
10/31/04      $21,580                    $10,017          $23,999
11/30/04      $22,420                    $10,422          $25,133
12/31/04      $23,561                    $10,777          $26,519
1/31/05       $22,164                    $10,514          $24,343
2/28/05       $22,704                    $10,735          $25,085
3/31/05       $22,364                    $10,545          $24,814
4/30/05       $23,230                    $10,345          $26,026



AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS B                     4/30/05
---------------------------------------
  1-Year                      +31.12%
---------------------------------------
  5-Year                      +17.63%
---------------------------------------
  Since Inception (1/1/99)    +14.25%
---------------------------------------



10 |  Annual Report

CLASS C (5/1/95-4/30/05)
[LINE CHART]

              Franklin Real Estate                         Dow Jones Wilshire
              Securities Fund             S&P 500 6        Real Estate Index 6
5/1/95        $10,000                     $10,000          $10,000
5/31/95       $10,368                     $10,399          $10,331
6/30/95       $10,548                     $10,640          $10,511
7/31/95       $10,765                     $10,993          $10,680
8/31/95       $11,001                     $11,020          $10,810
9/30/95       $11,294                     $11,485          $11,009
10/31/95      $11,067                     $11,444          $10,668
11/30/95      $11,218                     $11,946          $10,779
12/31/95      $11,831                     $12,176          $11,404
1/31/96       $12,115                     $12,590          $11,561
2/29/96       $12,272                     $12,707          $11,790
3/31/96       $12,292                     $12,829          $11,886
4/30/96       $12,321                     $13,018          $11,939
5/31/96       $12,606                     $13,354          $12,206
6/30/96       $12,713                     $13,404          $12,450
7/31/96       $12,645                     $12,813          $12,339
8/31/96       $13,224                     $13,083          $12,863
9/30/96       $13,606                     $13,819          $13,185
10/31/96      $13,871                     $14,200          $13,542
11/30/96      $14,303                     $15,272          $14,104
12/31/96      $15,555                     $14,970          $15,609
1/31/97       $15,747                     $15,905          $15,832
2/28/97       $15,717                     $16,029          $15,842
3/31/97       $15,797                     $15,372          $15,896
4/30/97       $15,394                     $16,289          $15,382
5/31/97       $15,939                     $17,280          $15,841
6/30/97       $16,635                     $18,054          $16,626
7/31/97       $17,048                     $19,489          $17,173
8/31/97       $16,978                     $18,398          $17,046
9/30/97       $18,511                     $19,405          $18,727
10/31/97      $17,855                     $18,758          $17,931
11/30/97      $18,208                     $19,626          $18,291
12/31/97      $18,519                     $19,962          $18,699
1/31/98       $18,301                     $20,183          $18,436
2/28/98       $18,146                     $21,638          $18,200
3/31/98       $18,550                     $22,745          $18,558
4/30/98       $18,021                     $22,974          $17,974
5/31/98       $17,856                     $22,579          $17,801
6/30/98       $17,649                     $23,496          $17,707
7/31/98       $16,468                     $23,246          $16,474
8/31/98       $14,852                     $19,889          $14,763
9/30/98       $15,629                     $21,163          $15,589
10/31/98      $15,515                     $22,883          $15,376
11/30/98      $15,691                     $24,269          $15,665
12/31/98      $15,554                     $25,667          $15,441
1/31/99       $15,049                     $26,740          $15,107
2/28/99       $14,851                     $25,909          $14,987
3/31/99       $14,829                     $26,945          $14,906
4/30/99       $16,456                     $27,988          $16,494
5/31/99       $16,653                     $27,329          $16,774
6/30/99       $16,368                     $28,844          $16,490
7/31/99       $15,620                     $27,945          $15,859
8/31/99       $15,323                     $27,806          $15,621
9/30/99       $14,708                     $27,045          $14,917
10/31/99      $14,367                     $28,756          $14,640
11/30/99      $14,037                     $29,340          $14,409
12/31/99      $14,572                     $31,067          $14,951
1/31/00       $14,549                     $29,506          $15,013
2/29/00       $14,227                     $28,949          $14,726
3/31/00       $14,914                     $31,779          $15,370
4/30/00       $15,886                     $30,823          $16,466
5/31/00       $16,221                     $30,192          $16,662
6/30/00       $17,005                     $30,937          $17,224
7/31/00       $18,456                     $30,453          $18,770
8/31/00       $17,824                     $32,344          $18,095
9/30/00       $18,297                     $30,637          $18,682
10/31/00      $17,587                     $30,507          $17,870
11/30/00      $17,729                     $28,103          $18,272
12/31/00      $18,927                     $28,241          $19,542
1/31/01       $19,299                     $29,243          $19,737
2/28/01       $18,963                     $26,578          $19,326
3/31/01       $18,843                     $24,895          $19,341
4/30/01       $19,299                     $26,828          $19,803
5/31/01       $19,191                     $27,008          $20,356
6/30/01       $20,133                     $26,351          $21,449
7/31/01       $19,613                     $26,092          $21,021
8/31/01       $20,024                     $24,460          $21,755
9/30/01       $18,967                     $22,485          $20,465
10/31/01      $18,259                     $22,914          $19,700
11/30/01      $19,590                     $24,671          $20,976
12/31/01      $20,239                     $24,887          $21,584
1/31/02       $20,214                     $24,524          $21,677
2/28/02       $20,672                     $24,051          $22,174
3/31/02       $21,881                     $24,956          $23,539
4/30/02       $22,178                     $23,444          $23,683
5/31/02       $22,401                     $23,271          $23,922
6/30/02       $22,807                     $21,614          $24,413
7/31/02       $21,495                     $19,930          $22,900
8/31/02       $21,470                     $20,060          $22,910
9/30/02       $20,478                     $17,882          $21,899
10/31/02      $19,533                     $19,455          $20,809
11/30/02      $20,213                     $20,599          $21,839
12/31/02      $20,418                     $19,389          $22,158
1/31/03       $19,855                     $18,882          $21,510
2/28/03       $20,213                     $18,598          $21,827
3/31/03       $20,559                     $18,777          $22,382
4/30/03       $21,454                     $20,325          $23,323
5/31/03       $22,898                     $21,394          $24,661
6/30/03       $23,657                     $21,668          $25,142
7/31/03       $24,571                     $22,050          $26,601
8/31/03       $24,751                     $22,479          $26,886
9/30/03       $25,481                     $22,241          $27,792
10/31/03      $25,961                     $23,499          $28,215
11/30/03      $27,114                     $23,705          $29,438
12/31/03      $27,903                     $24,947          $30,374
1/31/04       $28,913                     $25,405          $31,505
2/29/04       $29,699                     $25,758          $32,153
3/31/04       $31,129                     $25,370          $34,053
4/30/04       $26,710                     $24,972          $29,326
5/31/04       $28,336                     $25,314          $31,549
6/30/04       $29,207                     $25,806          $32,487
7/31/04       $29,497                     $24,952          $32,682
8/31/04       $31,727                     $25,052          $35,228
9/30/04       $31,944                     $25,323          $35,160
10/31/04      $33,532                     $25,710          $37,057
11/30/04      $34,828                     $26,750          $38,807
12/31/04      $36,593                     $27,660          $40,947
1/31/05       $34,428                     $26,986          $37,588
2/28/05       $35,286                     $27,553          $38,733
3/31/05       $34,742                     $27,066          $38,315
4/30/05       $36,078                     $26,553          $40,187


AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS C                     4/30/05
---------------------------------------
  1-Year                      +34.07%
---------------------------------------
  5-Year                      +17.83%
---------------------------------------
  10-Year                     +13.69%
---------------------------------------



ADVISOR CLASS (5/1/95-4/30/05) 5
[LINE CHART]

                 Franklin Real Estate                      Dow Jones Wilshire
                 Securities Fund           S&P 500 6       Real Estate Index 6
5/1/95           $10,000                   $10,000         $10,000
5/31/95          $10,388                   $10,399         $10,331
6/30/95          $10,567                   $10,640         $10,511
7/31/95          $10,803                   $10,993         $10,680
8/31/95          $11,040                   $11,020         $10,810
9/30/95          $11,342                   $11,485         $11,009
10/31/95         $11,115                   $11,444         $10,668
11/30/95         $11,285                   $11,946         $10,779
12/31/95         $11,904                   $12,176         $11,404
1/31/96          $12,209                   $12,590         $11,561
2/29/96          $12,366                   $12,707         $11,790
3/31/96          $12,386                   $12,829         $11,886
4/30/96          $12,425                   $13,018         $11,939
5/31/96          $12,720                   $13,354         $12,206
6/30/96          $12,848                   $13,404         $12,450
7/31/96          $12,779                   $12,813         $12,339
8/31/96          $13,378                   $13,083         $12,863
9/30/96          $13,772                   $13,819         $13,185
10/31/96         $14,047                   $14,200         $13,542
11/30/96         $14,489                   $15,272         $14,104
12/31/96         $15,773                   $14,970         $15,609
1/31/97          $16,248                   $15,905         $15,832
2/28/97          $16,238                   $16,029         $15,842
3/31/97          $16,340                   $15,372         $15,896
4/30/97          $15,928                   $16,289         $15,382
5/31/97          $16,505                   $17,280         $15,841
6/30/97          $17,237                   $18,054         $16,626
7/31/97          $17,691                   $19,489         $17,173
8/31/97          $17,629                   $18,398         $17,046
9/30/97          $19,228                   $19,405         $18,727
10/31/97         $18,568                   $18,758         $17,931
11/30/97         $18,959                   $19,626         $18,291
12/31/97         $19,288                   $19,962         $18,699
1/31/98          $19,096                   $20,183         $18,436
2/28/98          $18,937                   $21,638         $18,200
3/31/98          $19,373                   $22,745         $18,558
4/30/98          $18,851                   $22,974         $17,974
5/31/98          $18,681                   $22,579         $17,801
6/30/98          $18,479                   $23,496         $17,707
7/31/98          $17,265                   $23,246         $16,474
8/31/98          $15,582                   $19,889         $14,763
9/30/98          $16,413                   $21,163         $15,589
10/31/98         $16,296                   $22,883         $15,376
11/30/98         $16,508                   $24,269         $15,665
12/31/98         $16,374                   $25,667         $15,441
1/31/99          $15,860                   $26,740         $15,107
2/28/99          $15,666                   $25,909         $14,987
3/31/99          $15,654                   $26,945         $14,906
4/30/99          $17,367                   $27,988         $16,494
5/31/99          $17,595                   $27,329         $16,774
6/30/99          $17,310                   $28,844         $16,490
7/31/99          $16,534                   $27,945         $15,859
8/31/99          $16,237                   $27,806         $15,621
9/30/99          $15,597                   $27,045         $14,917
10/31/99         $15,243                   $28,756         $14,640
11/30/99         $14,900                   $29,340         $14,409
12/31/99         $15,492                   $31,067         $14,951
1/31/00          $15,480                   $29,506         $15,013
2/29/00          $15,141                   $28,949         $14,726
3/31/00          $15,890                   $31,779         $15,370
4/30/00          $16,938                   $30,823         $16,466
5/31/00          $17,316                   $30,192         $16,662
6/30/00          $18,158                   $30,937         $17,224
7/31/00          $19,727                   $30,453         $18,770
8/31/00          $19,072                   $32,344         $18,095
9/30/00          $19,595                   $30,637         $18,682
10/31/00         $18,844                   $30,507         $17,870
11/30/00         $19,007                   $28,103         $18,272
12/31/00         $20,325                   $28,241         $19,542
1/31/01          $20,733                   $29,243         $19,737
2/28/01          $20,388                   $26,578         $19,326
3/31/01          $20,276                   $24,895         $19,341
4/30/01          $20,786                   $26,828         $19,803
5/31/01          $20,684                   $27,008         $20,356
6/30/01          $21,716                   $26,351         $21,449
7/31/01          $21,174                   $26,092         $21,021
8/31/01          $21,639                   $24,460         $21,755
9/30/01          $20,513                   $22,485         $20,465
10/31/01         $19,770                   $22,914         $19,700
11/30/01         $21,218                   $24,671         $20,976
12/31/01         $21,930                   $24,887         $21,584
1/31/02          $21,930                   $24,524         $21,677
2/28/02          $22,447                   $24,051         $22,174
3/31/02          $23,779                   $24,956         $23,539
4/30/02          $24,125                   $23,444         $23,683
5/31/02          $24,390                   $23,271         $23,922
6/30/02          $24,846                   $21,614         $24,413
7/31/02          $23,434                   $19,930         $22,900
8/31/02          $23,434                   $20,060         $22,910
9/30/02          $22,367                   $17,882         $21,899
10/31/02         $21,361                   $19,455         $20,809
11/30/02         $22,109                   $20,599         $21,839
12/31/02         $22,369                   $19,389         $22,158
1/31/03          $21,760                   $18,882         $21,510
2/28/03          $22,162                   $18,598         $21,827
3/31/03          $22,566                   $18,777         $22,382
4/30/03          $23,577                   $20,325         $23,323
5/31/03          $25,171                   $21,394         $24,661
6/30/03          $26,032                   $21,668         $25,142
7/31/03          $27,054                   $22,050         $26,601
8/31/03          $27,277                   $22,479         $26,886
9/30/03          $28,108                   $22,241         $27,792
10/31/03         $28,673                   $23,499         $28,215
11/30/03         $29,957                   $23,705         $29,438
12/31/03         $30,855                   $24,947         $30,374
1/31/04          $32,016                   $25,405         $31,505
2/29/04          $32,903                   $25,758         $32,153
3/31/04          $34,505                   $25,370         $34,053
4/30/04          $29,634                   $24,972         $29,326
5/31/04          $31,467                   $25,314         $31,549
6/30/04          $32,467                   $25,806         $32,487
7/31/04          $32,814                   $24,952         $32,682
8/31/04          $35,331                   $25,052         $35,228
9/30/04          $35,595                   $25,323         $35,160
10/31/04         $37,399                   $25,710         $37,057
11/30/04         $38,881                   $26,750         $38,807
12/31/04         $40,875                   $27,660         $40,947
1/31/05          $38,491                   $26,986         $37,588
2/28/05          $39,481                   $27,553         $38,733
3/31/05          $38,917                   $27,066         $38,315
4/30/05          $40,438                   $26,553         $40,187

AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  ADVISOR CLASS 5             4/30/05
---------------------------------------
  1-Year                      +36.46%
---------------------------------------
  5-Year                      +19.01%
---------------------------------------
  10-Year                     +15.00%
---------------------------------------


                                                              Annual Report | 11

ENDNOTES


INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE REAL ESTATE SECTOR INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +156.37% and +11.97%.
6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.


12 |  Annual Report

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.




                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                 VALUE 10/31/04      VALUE 4/30/05  PERIOD* 10/31/04-4/30/05
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,079.80                $4.33
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,020.63                $4.21
-------------------------------------------------------------------------------------------------------
  CLASS B
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,076.50                $8.13
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,016.96                $7.90
-------------------------------------------------------------------------------------------------------
  CLASS C
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,075.90                $8.13
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,016.96                $7.90
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,081.30                $3.04
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.87                $2.96
-------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.84%; B:
1.58%; C: 1.58%; and Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


14 |  Annual Report

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS


FRANKLIN REAL ESTATE SECURITIES FUND

                                                          ----------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS A                                                       2005         2004       2003        2002        2001
                                                          ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $20.63       $16.97     $18.10      $16.26      $13.87
                                                          ----------------------------------------------------------

Income from investment operations:

 Net investment income a ................................     0.49         0.55       0.63        0.66        0.64

 Net realized and unrealized gains (losses) .............     6.88         3.74      (1.11)       1.82        2.41
                                                          ----------------------------------------------------------
Total from investment operations ........................     7.37         4.29      (0.48)       2.48        3.05
                                                          ----------------------------------------------------------

Less distributions from:

 Net investment income ..................................    (0.53)       (0.63)     (0.65)      (0.64)      (0.66)

 Net realized gains .....................................    (1.48)          --         --          --          --
                                                          ----------------------------------------------------------
Total distributions .....................................    (2.01)       (0.63)     (0.65)      (0.64)      (0.66)
                                                          ----------------------------------------------------------
Redemption fees .........................................       --c          --         --          --          --
                                                          ----------------------------------------------------------
Net asset value, end of year ............................   $25.99       $20.63     $16.97      $18.10      $16.26
                                                          ----------------------------------------------------------

Total return b ..........................................   36.07%       25.43%     (2.51)%     15.74%      22.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................... $671,587     $550,176   $423,363    $431,749    $356,296

Ratios to average net assets:

 Expenses ...............................................    0.92%        1.01%      0.98%       0.96%       1.04%

 Net investment income ..................................    2.03%        2.64%      3.76%       3.96%       4.16%

Portfolio turnover rate .................................   36.90%       27.34%     29.76%      37.26%      29.03%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge.
c Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 15

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                          ----------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS B                                                       2005         2004       2003        2002        2001
                                                          ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $20.45       $16.84     $17.99      $16.17      $13.81
                                                          ----------------------------------------------------------

Income from investment operations:

 Net investment income a ................................     0.31         0.39       0.50        0.52        0.48

 Net realized and unrealized gains (losses) .............     6.83         3.72      (1.10)       1.82        2.45
                                                          ----------------------------------------------------------
Total from investment operations ........................     7.14         4.11      (0.60)       2.34        2.93
                                                          ----------------------------------------------------------

Less distributions from:

 Net investment income ..................................    (0.34)       (0.50)     (0.55)      (0.52)      (0.57)

 Net realized gains .....................................    (1.48)          --         --          --          --
                                                          ----------------------------------------------------------
Total distributions .....................................    (1.82)       (0.50)     (0.55)      (0.52)      (0.57)
                                                          ----------------------------------------------------------
Redemption fees .........................................       --c          --         --          --          --
                                                          ----------------------------------------------------------
Net asset value, end of year ............................   $25.77       $20.45     $16.84      $17.99      $16.17
                                                          ----------------------------------------------------------

Total return b ..........................................   35.12%       24.43%     (3.20)%     14.90%      21.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................  $72,841      $56,334    $40,703     $26,650     $12,264

Ratios to average net assets:

 Expenses ...............................................    1.66%        1.76%      1.74%       1.71%       1.79%

 Net investment income ..................................    1.29%        1.89%      3.00%       3.11%       3.11%

Portfolio turnover rate .................................   36.90%       27.34%     29.76%      37.26%      29.03%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge. c Amount is less than $0.01 per share.



16 | See notes to financial statements. | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                          ----------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS C                                                       2005         2004       2003        2002        2001
                                                          ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $20.37       $16.78     $17.91      $16.08      $13.73
                                                          ----------------------------------------------------------

Income from investment operations:

 Net investment income a ................................     0.31         0.39       0.51        0.53        0.51

 Net realized and unrealized gains (losses) .............     6.79         3.70      (1.10)       1.80        2.40
                                                          ----------------------------------------------------------
Total from investment operations ........................     7.10         4.09      (0.59)       2.33        2.91
                                                          ----------------------------------------------------------
Less distributions from:

 Net investment income ..................................    (0.33)       (0.50)     (0.54)      (0.50)      (0.56)

 Net realized gains .....................................    (1.48)          --         --          --          --
                                                          ----------------------------------------------------------
Total distributions .....................................    (1.81)       (0.50)     (0.54)      (0.50)      (0.56)
                                                          ----------------------------------------------------------
Redemption fees .........................................       --c          --         --          --          --
                                                          ----------------------------------------------------------
Net asset value, end of year ............................   $25.66       $20.37     $16.78      $17.91      $16.08
                                                          ----------------------------------------------------------
Total return b ..........................................   35.07%       24.50%     (3.27)%     14.92%      21.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................... $189,468     $149,656   $114,474    $120,394     $96,364

Ratios to average net assets:

 Expenses ...............................................    1.67%        1.76%      1.70%       1.71%       1.78%

 Net investment income ..................................    1.28%        1.89%      3.04%       3.23%       3.36%

Portfolio turnover rate .................................   36.90%       27.34%     29.76%      37.26%      29.03%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge. c Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 17

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                         ----------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
ADVISOR CLASS                                                 2005         2004       2003        2002        2001
                                                          ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $20.68       $17.02     $18.14      $16.30      $13.90
                                                          ----------------------------------------------------------
Income from investment operations:

 Net investment income a ................................     0.56         0.58       0.67        0.66        0.63

 Net realized and unrealized gains (losses) .............     6.89         3.76      (1.10)       1.86        2.47
                                                          ----------------------------------------------------------
Total from investment operations ........................     7.45         4.34      (0.43)       2.52        3.10
                                                          ----------------------------------------------------------

Less distributions from:

 Net investment income ..................................    (0.59)       (0.68)     (0.69)      (0.68)      (0.70)

 Net realized gains .....................................    (1.48)          --         --          --          --
                                                          ----------------------------------------------------------
Total distributions .....................................    (2.07)       (0.68)     (0.69)      (0.68)      (0.70)
                                                          ----------------------------------------------------------
Redemption fees .........................................       --b          --         --          --          --
                                                          ----------------------------------------------------------
Net asset value, end of year ............................   $26.06       $20.68     $17.02      $18.14      $16.30
                                                          ----------------------------------------------------------

Total return ............................................   36.46%       25.68%     (2.27)%     16.06%      22.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................... $39,990      $41,101    $27,532     $25,879      $9,438

Ratios to average net assets:

 Expenses ...............................................    0.67%        0.76%      0.73%       0.71%       0.79%

 Net investment income ..................................    2.28%        2.89%      4.01%       3.96%       4.06%

Portfolio turnover rate .................................   36.90%       27.34%     29.76%      37.26%      29.03%



a Based on average daily shares outstanding.
b Amount is less than $0.01 per share.


18 | See notes to financial statements. | Annual Report

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2005


------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE SECURITIES FUND                                             SHARES         VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 86.6%
   FINANCE/RENTAL/LEASING 4.7%
   CharterMac ...............................................................      661,400     $ 13,823,260
   Doral Financial Corp. (Puerto Rico) ......................................      862,400       12,116,720
   Fannie Mae ...............................................................      370,400       19,983,080
                                                                                               -------------
                                                                                                 45,923,060
                                                                                               -------------

   FINANCIAL CONGLOMERATES 1.4%
   Brascan Corp., A .........................................................      364,700       13,136,494
   Brascan Corp., A (Canada) ................................................       19,800          715,395
                                                                                               -------------
                                                                                                 13,851,889
                                                                                               -------------

   REAL ESTATE DEVELOPMENT 7.7%
   Brookfield Properties Corp. (Canada) .....................................      473,760       12,028,766
   Forest City Enterprises Inc., A ..........................................      416,500       26,301,975
a  Killam Properties Inc. (Canada) ..........................................    2,604,700        5,483,579
a,bNorthstar Capital Investment Corp., 144A .................................      100,000        1,150,000
   The St. Joe Co. ..........................................................      433,700       30,181,183
                                                                                               -------------
                                                                                                 75,145,503
                                                                                               -------------

   REAL ESTATE INVESTMENT TRUSTS 72.8%
   Alexandria Real Estate Equities Inc. .....................................       50,000        3,441,000
   Arden Realty Inc. ........................................................      238,400        8,508,496
   Avalonbay Communities Inc. ...............................................      284,700       20,498,400
   Bedford Property Investors Inc. ..........................................       95,420        2,031,492
   Boardwalk Real Estate Investment Trust (Canada) ..........................    1,331,500       19,972,500
   Boston Properties Inc. ...................................................      151,350       10,060,235
   Brandywine Realty Trust ..................................................      322,900        9,138,070
   Capital Automotive .......................................................      634,800       21,570,504
   Capital Trust Inc., A ....................................................      298,900       10,066,952
   Catellus Development Corp. ...............................................      634,980       17,588,946
   Corporate Office Properties Trust ........................................      609,400       16,027,220
   Cousins Properties Inc. ..................................................      124,700        3,366,900
   CRT Properties Inc. ......................................................      411,700        9,506,153
   Developers Diversified Realty Corp. ......................................      115,700        4,910,308
c  Digital Realty Trust Inc. ................................................    1,239,500       17,687,665
   Entertainment Properties Trust ...........................................      310,200       13,400,640
   Equity Residential .......................................................      920,400       31,615,740
   Essex Property Trust Inc. ................................................       32,100        2,437,995
   Eurocastle Investment Ltd. (United Kingdom) ..............................      200,000        4,535,104
   Extra Space Storage Inc. .................................................    1,200,000       15,600,000
   First Potomac Realty Trust ...............................................      288,500        6,465,285
   General Growth Properties Inc. ...........................................    1,153,290       45,105,172
   Glimcher Realty Trust ....................................................      100,000        2,517,000
   GMH Communities Trust ....................................................    1,300,000       15,275,000
   Host Marriott Corp. ......................................................    1,021,000       17,173,220
   iStar Financial Inc. .....................................................      681,600       27,154,944
   Kilroy Realty Corp. ......................................................      276,100       12,046,243
   Kimco Realty Corp. .......................................................      179,000        9,914,810
   Kite Realty Group Trust ..................................................      849,300       11,890,200
   LaSalle Hotel Properties .................................................      341,400       10,371,732


                                                              Annual Report | 19

Franklin Real Estate Securities Trust

------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                              SHARES         VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE INVESTMENT TRUSTS (CONT.)
   Lexington Corporate Properties Trust .....................................      420,300     $  9,658,494
   Liberty Property Trust ...................................................      466,600       18,584,678
   Newcastle Investment Corp. ...............................................      554,200       16,343,358
   Parkway Properties Inc. ..................................................      183,000        8,344,800
   ProLogis .................................................................      734,400       29,074,896
   Provident Senior Living Trust, 144A ......................................    1,073,000       20,132,163
   PS Business Parks Inc. ...................................................      456,300       18,416,268
   Public Storage Inc. ......................................................      386,500       22,687,550
   Ramco-Gershenson Properties Trust ........................................      240,400        6,656,676
   Regency Centers Corp. ....................................................      291,100       15,326,415
   Saxon Capital Inc. .......................................................      303,100        5,213,320
   Simon Property Group Inc. ................................................      455,263       30,079,226
   Spirit Finance Corp. .....................................................       26,500          274,275
a  Taberna Realty Financial Trust, 144A .....................................      890,800        8,908,000
   Tanger Factory Outlet Centers Inc. .......................................      234,600        5,433,336
   The Macerich Co. .........................................................      668,400       40,304,520
   Trizec Properties Inc. ...................................................      495,000        9,895,050
   U-Store-It Trust .........................................................      664,300       11,611,964
   Ventas Inc. ..............................................................      122,400        3,302,352
   Vornado Realty Trust .....................................................      377,800       28,882,810
                                                                                               -------------
                                                                                                709,008,077
                                                                                               -------------
   TOTAL COMMON STOCKS (COST $576,774,895) ..................................                   843,928,529
                                                                                               -------------

   SHORT TERM INVESTMENT (COST $104,130,815) 10.7%
   MONEY FUND
d  Franklin Institutional Fiduciary Trust Money Market Portfolio ............  104,130,815      104,130,815
                                                                                               -------------

   TOTAL INVESTMENT (COST $680,905,710) 97.3% ...............................                   948,059,344
   OTHER ASSETS, LESS LIABILITIES 2.7% ......................................                    25,825,995
                                                                                               -------------
   NET ASSETS 100.0% ........................................................                  $973,885,339
                                                                                               =============


a Non-income producing.
b See Note 9 regarding restricted securities.
c See Note 8 regarding holdings of 5% voting securities.
d See Note 7 regarding investments in Franklin Institutional Fiduciary Trust
  Money Market Portfolio.


20 | See notes to financial statements. | Annual Report

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005


                                                                                    -------------
                                                                                      FRANKLIN
                                                                                    REAL ESTATE
                                                                                     SECURITIES
                                                                                        FUND
                                                                                    -------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..................................................    $561,900,895
  Cost - Non-controlled affiliated issuers (Note 8) ............................      14,874,000
  Cost - Sweep Money Fund (Note 7) .............................................     104,130,815
                                                                                    -------------
  Total cost of investments ....................................................    $680,905,710
                                                                                    -------------
  Value - Unaffiliated issuers .................................................    $826,240,864
  Value - Non-controlled affiliated issuers (Note 8) ...........................      17,687,665
  Value - Sweep Money Fund (Note 7) ............................................     104,130,815
                                                                                    -------------
  Total value of investments ...................................................     948,059,344
 Receivables:
  Investment securities sold ...................................................      29,285,613
  Capital shares sold ..........................................................       1,748,343
  Dividends ....................................................................       1,446,536
                                                                                    -------------
      Total assets .............................................................     980,539,836
                                                                                    -------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................       3,834,248
  Capital shares redeemed ......................................................       1,823,015
  Affiliates ...................................................................         926,417
 Other liabilities .............................................................          70,817
                                                                                    -------------
      Total liabilities ........................................................       6,654,497
                                                                                    -------------
        Net assets, at value ...................................................    $973,885,339
                                                                                    -------------
Net assets consist of:
 Undistributed net investment income ...........................................    $     73,937
 Net unrealized appreciation (depreciation) ....................................     267,152,864
 Accumulated net realized gain (loss) ..........................................      94,565,446
 Paid-in capital ...............................................................     612,093,092
                                                                                    -------------
        Net assets, at value ...................................................    $973,885,339
                                                                                    -------------




                         Annual Report | See notes to financial statements. | 21

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2005


                                                                                    -------------
                                                                                      FRANKLIN
                                                                                    REAL ESTATE
                                                                                     SECURITIES
                                                                                        FUND
                                                                                    -------------
CLASS A:
Net assets, at value ...........................................................    $671,586,848
                                                                                    -------------
Shares outstanding .............................................................      25,843,816
                                                                                    -------------
Net asset value per share a ....................................................          $25.99
                                                                                    -------------
Maximum offering price per share (net asset value per share / 94.25%) ..........          $27.58
                                                                                    -------------
CLASS B:
Net assets, at value ...........................................................    $ 72,841,200
                                                                                    -------------
Shares outstanding .............................................................       2,826,945
                                                                                    -------------
Net asset value and maximum offering price per share a .........................          $25.77
                                                                                    -------------
CLASS C:
Net assets, at value ...........................................................    $189,467,511
                                                                                    -------------
Shares outstanding .............................................................       7,383,020
                                                                                    -------------
Net asset value and maximum offering price per share a .........................          $25.66
                                                                                    -------------
ADVISOR CLASS:
Net assets, at value ...........................................................    $ 39,989,780
                                                                                    -------------
Shares outstanding .............................................................       1,534,376
                                                                                    -------------
Net asset value and maximum offering price per share a .........................          $26.06
                                                                                    -------------



a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.




22 | See notes to financial statements. | Annual Report

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the year ended April 30, 2005

                                                                                  -------------
                                                                                    FRANKLIN
                                                                                  REAL ESTATE
                                                                                   SECURITIES
                                                                                      FUND
                                                                                  -------------
Investment income:
 Dividends
  Unaffiliated issuers ........................................................   $ 24,962,998
  Non-controlled affiliated issuers (Note 8) ..................................        505,886
  Sweep Money Fund (Note 7) ...................................................      1,052,708
 Other income (Note 10) .......................................................         33,331
                                                                                  -------------
      Total investment income .................................................     26,554,923
                                                                                  -------------
Expenses:
 Management fees (Note 3) .....................................................      4,090,528
 Distribution fees (Note 3)
  Class A .....................................................................      1,527,553
  Class B .....................................................................        670,322
  Class C .....................................................................      1,766,127
 Transfer agent fees (Note 3) .................................................      1,634,971
 Custodian fees (Note 4) ......................................................         18,600
 Reports to shareholders ......................................................         80,313
 Registration and filing fees .................................................        112,164
 Professional fees ............................................................         38,648
 Trustees' fees and expenses ..................................................         17,325
 Other ........................................................................         34,021
                                                                                  -------------
      Total expenses ..........................................................      9,990,572
      Expense reductions (Note 4) .............................................         (1,127)
                                                                                  -------------
       Net expenses ...........................................................      9,989,445
                                                                                  -------------
        Net investment income .................................................     16,565,478
                                                                                  -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments:
   Unaffiliated issuers .......................................................    146,889,024
   Non-controlled affiliated issuers (Note 8) .................................         50,129
  Foreign currency transactions ...............................................        (45,040)
                                                                                  -------------
        Net realized gain (loss) ..............................................    146,894,113
                                                                                  -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .................................................................    101,353,094
  Translation of assets and liabilities denominated in foreign currencies .....           (770)
                                                                                  -------------
        Net change in unrealized appreciation (depreciation) ..................    101,352,324
                                                                                  -------------
Net realized and unrealized gain (loss) .......................................    248,246,437
                                                                                  -------------
Net increase (decrease) in net assets resulting from operations ...............   $264,811,915
                                                                                  =============




                         Annual Report | See notes to financial statements. | 23

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended April 30, 2005 and 2004

                                                                                       ------------------------------------
                                                                                       FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                             2005                2004
                                                                                       ------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ...............................................................     $ 16,565,478        $ 18,847,476
Net realized gain (loss) from investments and foreign currency transactions .........      146,894,113          35,462,622
Net change in unrealized appreciation (depreciation) on investments and translation
   of assets and liabilities denominated in foreign currencies ......................      101,352,324          95,155,991
                                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting from operations ...............      264,811,915         149,466,089
                                                                                       ------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................................      (13,241,134)        (15,989,316)
   Class B ..........................................................................         (918,096)         (1,287,641)
   Class C ..........................................................................       (2,385,294)         (3,522,515)
   Advisor Class ....................................................................       (1,041,519)         (1,157,863)
  Net realized gains:
   Class A ..........................................................................      (36,256,895)                 --
   Class B ..........................................................................       (4,096,493)                 --
   Class C ..........................................................................      (10,745,223)                 --
   Advisor Class ....................................................................       (2,206,216)                 --
                                                                                       ------------------------------------

 Total distributions to shareholders ................................................      (70,890,870)        (21,957,335)
                                                                                       ------------------------------------

 Capital share transactions (Note 2):
Class A .............................................................................      (10,051,257)         38,021,381
Class B .............................................................................        2,138,636           6,862,038
Class C .............................................................................        1,758,639          11,024,456
Advisor Class .......................................................................      (11,155,368)          7,778,430
                                                                                       ------------------------------------
 Total capital share transactions ...................................................      (17,309,350)         63,686,305
                                                                                       ------------------------------------

 Redemption fees ....................................................................            6,971                  --
                                                                                       ------------------------------------
      Net increase (decrease) in net assets .........................................      176,618,666         191,195,059
Net assets
 Beginning of year ..................................................................      797,266,673         606,071,614
                                                                                       ------------------------------------
 End of year ........................................................................     $973,885,339        $797,266,673
                                                                                       ====================================
Undistributed net investment income included in net assets:
 End of year ........................................................................     $     73,937        $    809,794
                                                                                       ====================================




24 | See notes to financial statements. | Annual Report

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS


FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940.

The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.






                                                              Annual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.






26 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.






                                                              Annual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At April 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                      -----------------------------------------------------------------
                                                          YEAR ENDED APRIL 30,
                                               2005                                 2004
                                      -----------------------------------------------------------------
                                       SHARES           AMOUNT            SHARES           AMOUNT
                                      -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................    7,484,439     $ 183,224,147         9,230,389    $ 191,433,534
 Shares issued in reinvestment of
  distributions ...................    1,808,952        45,697,870           728,989       14,577,701
 Shares redeemed ..................  (10,121,775)     (238,973,274)       (8,232,023)    (167,989,854)
                                      -----------------------------------------------------------------
 Net increase (decrease) ..........     (828,384)    $ (10,051,257)        1,727,355    $  38,021,381
                                      -----------------------------------------------------------------
CLASS B SHARES:
 Shares sold ......................      458,788     $  11,136,250           759,546    $  15,535,001
 Shares issued in reinvestment of
  distributions ...................      178,568         4,509,296            56,562        1,125,375
 Shares redeemed ..................     (565,244)      (13,506,910)         (477,595)      (9,798,338)
                                      -----------------------------------------------------------------
 Net increase (decrease) ..........       72,112     $   2,138,636           338,513    $   6,862,038
                                      -----------------------------------------------------------------
CLASS C SHARES:
 Shares sold ......................     1,226,767    $  29,708,774         1,880,843    $  38,530,037
 Shares issued in reinvestment of
  distributions ...................       468,373       11,779,227           154,537        3,059,609
 Shares redeemed ..................    (1,659,895)     (39,729,362)       (1,508,306)     (30,565,190)
                                      -----------------------------------------------------------------
 Net increase (decrease) ..........        35,245    $   1,758,639           527,074    $  11,024,456
                                      -----------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ......................       219,685    $   5,501,408           502,936    $  10,591,257
 Shares issued in reinvestment of
  distributions ...................       120,032        3,017,348            54,494        1,095,771
 Shares redeemed ..................      (792,613)     (19,674,124)         (188,212)      (3,908,598)
                                      -----------------------------------------------------------------
 Net increase (decrease) ..........      (452,896)   $ (11,155,368)          369,218    $   7,778,430
                                      -----------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
  SUBSIDIARY                                                    AFFILIATION
--------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                             Investment manager
  Franklin Templeton Services LLC (FT Services)                 Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)           Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)  Transfer agent





28 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received ..............................  $313,576
Contingent deferred sales charges retained ..............  $131,450

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,634,971, of which $952,773 was retained by Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.





                                                              Annual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


5. INCOME TAXES

The tax character of distributions paid during the years ended April 30, 2005 and 2004, was as follows:

                                            -----------------------------
                                                2005            2004
                                            -----------------------------
Distributions paid from:
  Ordinary income .......................    $17,586,043     $21,957,335
  Long term capital gain ................     53,304,827              --
                                            -----------------------------
                                             $70,890,870     $21,957,335
                                            -----------------------------

At April 30, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ......................................  $680,969,418
                                                            -------------

Unrealized appreciation ..................................  $273,897,766
Unrealized depreciation ..................................    (6,807,840)
                                                            -------------
Net unrealized appreciation (depreciation) ...............  $267,089,926
                                                            -------------

Undistributed ordinary income ............................  $ 24,513,190
Undistributed long term capital gains ....................    70,189,901
                                                            -------------
Distributable earnings ...................................  $ 94,703,091
                                                            -------------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and partnership adjustments.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and partnership adjustments.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended April 30, 2005 aggregated $309,660,653 and $488,134,799, respectively.





30 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at April 30, 2005 were as shown below.

---------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                      NUMBER OF SHARES                             REALIZED
                              HELD AT BEGINNING  GROSS      GROSS      HELD AT END        VALUE      INVESTMENT  CAPITAL
  NAME OF ISSUER                   OF YEAR     ADDITIONS  REDUCTIONS     OF YEAR     AT END OF YEAR     INCOME  GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
  NON-CONTROLLED AFFILIATES
  Digital Realty Trust Inc. ...       --       1,264,500    25,000      1,239,500      $17,687,665     $505,886   $50,129
                                                                                    ---------------------------------------
                           TOTAL AFFILIATED SECURITIES (1.82% of Net Assets) ....      $17,687,665     $505,886   $50,129
                                                                                    ---------------------------------------


9. RESTRICTED SECURITIES

At April 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At April 30, 2005, the Fund held investments in restricted and illiquid securities as follows:

------------------------------------------------------------------------------------------------------------
                                                              ACQUISITION
  SHARES        ISSUER                                            DATE           COST             VALUE
------------------------------------------------------------------------------------------------------------
   100,000      Northstar Capital Investment Corp., 144A ....    1/16/98      $ 1,993,250        $1,150,000
                                                                                                 -----------
                     TOTAL RESTRICTED SECURITIES (0.11% of Net Assets) ................          $1,150,000
                                                                                                 -----------







                                                              Annual Report | 31

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


10. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS
As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS
On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.







32 |  Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.





                                                              Annual Report | 33

Franklin Real Estate Securities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


FRANKLIN REAL ESTATE SECURITIES FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN REAL ESTATE SECURITIES
FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Fund (the "Fund") at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 10, 2005



34 |  Annual Report

Franklin Real Estate Securities Trust

TAX DESIGNATION (UNAUDITED)


FRANKLIN REAL ESTATE SECURITIES FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates $122,017,893 as a capital gain dividend for the fiscal year ended April 30, 2005.

Under Section 854(b)(2) of the Code, the Fund designates up to a maximum of $2,228,811 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund designates 4.07% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2005.







                                                              Annual Report | 35

Franklin Real Estate Securities Trust

BOARD MEMBERS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (84)     Trustee        Since 1993       115                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (73)         Trustee        Since 1993       143                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                     company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (77)        Trustee        Since 1998       51                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
 FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
 Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (72)      Trustee        Since 1993       144                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch
 (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (76)        Trustee        Since 1993       117                        Director, The California Center for
 One Franklin Parkway                                                                     Land Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


36 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (77)        Trustee        Since 1993       143                        Director, Martek Biosciences
 One Franklin Parkway                                                                     Corporation, MedImmune, Inc.
 San Mateo, CA 94403-1906                                                                 (biotechnology), and Overstock.com
                                                                                          (Internet services); and FORMERLY,
                                                                                          Director, MCI Communication
                                                                                          Corporation (subsequently known as
                                                                                          MCI WorldCom, Inc. and WorldCom,
                                                                                          Inc.) (communications services)
                                                                                          (1988-2002), White Mountains
                                                                                          Insurance Group, Ltd. (holding
                                                                                          company) (1987-2004) and Spacehab,
                                                                                          Inc. (aerospace services)
                                                                                          (1994-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
 (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking)
 (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (60)        Trustee and    Since 1993       36                         None
 One Franklin Parkway          Vice President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (72)     Trustee and    Since 1993       143                        None
 One Franklin Parkway          Chairman of
 San Mateo, CA 94403-1906      the Board

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------


                 Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (64)   Trustee,       Trustee and         127                        None
 One Franklin Parkway            President and  President since
 San Mateo, CA 94403-1906        Chief          1993 and Chief
                                 Executive      Executive Officer -
                                 Officer -      Investment
                                 Investment     Management
                                 Management     since 2002


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (53)             Chief          Since July 2004     Not Applicable             Not Applicable
 One Franklin Parkway            Compliance
 San Mateo, CA 94403-1906        Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources,
 Inc.; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
 LAURA FERGERSON (43)            Treasurer      Since July 2004     Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
 Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin
 Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (45)         Vice President Since 1995          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (57)           Senior Vice    Since 2002          Not Applicable             Not Applicable
 500 East Broward Blvd.          President and
 Suite 2100                      Chief
 Fort Lauderdale,                Executive
 FL 33394-3091                   Officer -
                                 Finance and
                                 Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

38 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (58)            Vice President Since 2000       Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
 Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (57)         Vice President Since 2000       Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
 Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
 Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
 Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
 Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
 (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (68)          Vice           Since 2002       Not Applicable            Not Applicable
 600 Fifth Avenue                President -
 Rockefeller Center              AML
 New York, NY 10020-2302         Compliance

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals,
 Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (68)          Vice President Since 2000       Not Applicable            Not Applicable
 One Franklin Parkway            and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
 Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS       POSITION         TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GALEN VETTER (53)           Chief Financial  Since 2004       Not Applicable             Not Applicable
 500 East Broward Blvd.      Officer
 Suite 2100
 Fort Lauderdale, FL
 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
 LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


40 |  Annual Report

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION



BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held April 19, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to



                                                              Annual Report | 41

Franklin Real Estate Securities Trust

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ending February 28, 2005, as well as the previous ten years ending that date in comparison to a performance universe consisting of all retail and institutional real estate funds as selected by Lipper. The Board noted that the Fund's total return for the one year period was in the second highest quintile of such group and on an annualized basis was in the upper half of such universe for the previous three year period, the second quintile of such universe for the previous five year period, and the middle quintile of such universe during the previous ten year period. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee




42 |  Annual Report

Franklin Real Estate Securities Trust

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the effective management fee rate for the Fund, as well as its actual total expenses were in the lowest quintile of its Lipper expense group. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an



                                                              Annual Report | 43

Franklin Real Estate Securities Trust

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Trustees noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Trustees also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment advisory contract provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on the next $9.75 billion of assets, with breakpoints continuing in stages thereafter until declining to a final breakpoint of 0.40% on assets in excess of $15 billion. The Fund had assets of approximately $1 billion at the end of 2004 and management expressed its view that the existing fee schedule was low and reflected anticipated economies of scale and pointed out the favorable effective management fee and expense comparisons within its Lipper expense group. The Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides a sharing of benefits with the Fund and its shareholders.


PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.






44 |  Annual Report

Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.



                                                              Annual Report | 45
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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4,5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund

TAX-FREE INCOME 6
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 9


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders and select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.




01/05                                              Not part of the annual report

  [LOGO OMITTED]
FRANKLIN TEMPLETON       One Franklin Parkway
    INVESTMENTS          San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN REAL ESTATE
SECURITIES FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



192 A2005 06/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $49,531 for the fiscal year ended April 30, 2005 and $27,932 for the fiscal year ended April 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended April 30, 2005 and $52,158 for the fiscal year ended April 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $17,060 for the fiscal year ended April 30, 2005 and $0 for the fiscal year ended April 30, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2005 and $367 for the fiscal year ended April 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended April 30, 2005 and $99,633 for the fiscal year ended April 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $21,560 for the fiscal year ended April 30, 2005 and $152,158 for the fiscal year ended April 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------
    Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 20, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 20, 2005